Financial Income (Expenses), Net (Tables)	12 Months Ended
Dec. 31, 2013
Financial Income (Expenses), Net [Abstract]
Schedule Of Financial Income (Expenses), Net
	Year ended December 31,
	2011	2012	2013

Income:
Interest on cash and cash equivalents and short term deposit, net	$177	$144	$3
Foreign currency exchange differences, net	-	169	-

	$177	$313	$3

Expenses:
Accretion of earn-out consideration	$-	$(224)	$(878)
Interest on bank loans, credit line and short term deposits, net	-	-	(197)
Foreign currency exchange differences, net	(204)	-	(124)
Other	-	(9)	(59)

	$(204)	$(233)	$(1,258)

	$(27)	$80	$(1,255)